[ASTRA LOGO]


                   ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

                                                                    May 12, 1997

Dear Shareholders:

The Astra All-Americas Government Income Trust's ("The Trust's") total return for the six months ended March 31, 1997 was 4.09%, 3.75%, and 3.94% for the A, B and C shares, respectively.* As of March 31, 1997, the 30-day SEC yield for the A, B, and C shares was 5.60%, 5.53%, and 4.87%, respectively.

The Trust's fiscal year began with the U.S. Federal Reserve not expected to increase interest rates as U.S. economic data showed little signs of above-average economic growth or inflationary pressures. However, beginning in late February, U.S. interest rates began to rise as investors' perception of future economic growth increased in conjunction with concerns of rising inflation brought about by the release of economic data for January and February 1997, including retail sales, housing starts, and the Consumer Price Index. The fear of a rise in U.S. interest rates was further exacerbated by statements by Federal Reserve governors alluding to a possible increase in the Federal Funds rate. In fact, on March 25, 1997 the Federal Reserve did indeed increase the Federal Funds rate by 0.25% to 5.50%. This increase, and the prospect for further interest rate increases caused the U.S. 30-year bond yield to rise from a low of 6.35% on November 29, 1996 to 7.10% on March 31, 1997. This rise in U.S. interest rates subsequently affected other spread sectors, especially Western Hemisphere government securities, as spreads widened from historically tight levels (i.e. investors began to demand higher yields to compensate for perceived increased risk in these securities).

Despite the recent correction during March 1997, many of the macro-economic events which have affected Latin America in recent years have now passed through their economies and financial markets; including Brazil's July 1994 Real Plan, Mexico's December 1994 and October 1995 peso devaluations, Argentina's March 1995 bank run, and numerous important presidential elections throughout the region. In general, emerging markets responded well over the past six months despite the recent rise in U.S. interest rates. Although most emerging markets still show signs of volatility, the improving fundamentals and the attractive yields have provided support for this market.

Looking forward, Latin America is expected to be less interesting from a macro-economic standpoint with fixed income investment returns unlikely to match the success of 1996. In fact, greater importance will be focused on specific country profiles and the success of extracting returns from further spread tightening of individual countries in the region. Based upon this scenario, we currently plan to structure the Trust to take advantage of the expected further spread narrowing in Panama and Brazil; as both these countries continue on the path of improving economies, stable governments, and prudent currency exchange programs. The Trust will also hold a portion of its assets in short term U.S. government securities for liquidity purposes as well as the potential for attractive reinvestment as other emerging market countries continue to experience a correction from current tight yield spread levels.

On behalf of Astra, we want to thank you for giving us the opportunity to help you achieve your financial goals and objectives.

Sincerely,

Astra Management Corp.


------------------

* Total returns for the six months ended March 31, 1997 were 0.51%, -0.25%, and 2.44% for Class A, B and C shares, respectively, after deduction of applicable sales charges (Class A shares have an initial sales charge of 3.5%, Class B shares have a contingent deferred sales charge of 4% and Class C shares have a contingent deferred sales charge of 1.5%). Average annual returns for the period from inception to March 31, 1997 for Class A, B and C shares were 3.89%, 4.02% and 4.13%, respectively, after deduction of applicable sales charges (Class A shares include an initial sales charge of 3.5% and Class B shares include a contingent deferred sales charge of 1%) and assume the reinvestment of all dividends and capital gains distributions. Inception of operations for Class A shares was February 28, 1994. Inception of operations for Class B and C shares was November 1, 1993.

  AN INVESTMENT IN SECURITIES ISSUED BY FOREIGN GOVERNMENTS INVOLVES SPECIAL RISKS AND CONSIDERATIONS NOT TYPICALLY ASSOCIATED WITH U.S. GOVERNMENT SECURITIES, INCLUDING POLITICAL, ECONOMIC, CURRENCY FLUCTUATIONS, AND OTHER RISKS. INDIVIDUAL SECURITIES OWNED BY THE TRUST, BUT NOT SHARES OF THE TRUST, MAY BE GUARANTEED AS TO THE PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES, AND INSTRUMENTALITIES. PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

  Astra All-Americas Government Income Trust is a non-diversified open-end management investment company which seeks the highest level of current income, consistent with reasonable investment risk, through investments in a portfolio of (i) debt securities issued or guaranteed by the Governments of the United States and other North and South American countries, and (ii) investment in investment-grade debt instruments (including interest in bank loans) issued by corporations in those countries.

  Securities offered through Astra Fund Distributors Corp.

------

            PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 1997 (UNAUDITED)

------------------------------



  PRINCIPAL
AMOUNT U.S. $                                                             RATE      MATURITY      U.S. $ VALUE
-------------                                                             ----      --------      ------------
                U.S. GOVERNMENT SECURITIES--38.1%
    $3,015,000  Student Loan Marketing Association, Discount Note
                  (Cost $3,015,000)..................................     6.4800%      04/01/97   $ 3,015,000
                                                                                                  -----------
                ARGENTINIAN GOVERNMENT SECURITIES--4.5%
       396,400  Republic of Argentina, Floating Rate Bond (Cost
                  $366,717)..........................................     6.6250%(1)   03/31/05        355,521
                                                                                                   -----------
                BRAZILIAN GOVERNMENT SECURITIES--8.5%
       750,000  Republic of Brazil-EI-L, Floating Rate Bond (Cost
                  $664,205)..........................................     6.5000%(1)   04/15/06        670,781
                                                                                                   -----------
                ECUADORIAN GOVERNMENT SECURITIES--4.5%
       550,000  Ecuador Discount, Floating Rate Bond (Cost
                  $312,500)..........................................     6.5000%(1)   02/28/25        356,125
                                                                                                   -----------
                MEXICAN GOVERNMENT SECURITIES--4.5%
       500,000  Republic of Mexico-Par, Fixed Rate Bond (Cost
                  $324,774)..........................................     6.2500%      12/31/19        353,751
                                                                                                   -----------
                PANAMANIAN GOVERNMENT SECURITIES--23.2%
     1,873,398  Republic of Panama, Floating Rate Note (Cost
                  $1,638,398)........................................     6.5469%(1)   05/10/02      1,840,614
                                                                                                   -----------
                VENEZUELAN GOVERNMENT SECURITIES--13.6%
     1,250,000  Republic of Venezuela DCB, Floating Rate Bond (Cost
                  $977,410)..........................................     6.5000%(1)   12/18/07      1,079,296
                                                                                                   -----------
                TOTAL INVESTMENTS IN SECURITIES
                  (COST $7,299,004)* (NOTES 2A, 2B AND 3)........................         98.3%      7,671,088
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...................          1.7%        129,137
                                                                                     ----------    -----------
                TOTAL NET ASSETS.................................................        100.0%    $ 7,800,225
                                                                                     ==========    ===========

------------------
(1) Floating rate securities-rates shown are coupon rates as of March 31, 1997.
* Cost for Federal income tax purposes is $7,299,004 and net unrealized appreciation consists of the following:


                 Gross Unrealized Appreciation......................................................     $   383,279
                 Gross Unrealized Depreciation......................................................         (11,195)
                                                                                                         -----------
                     Net Unrealized Appreciation....................................................     $   372,084
                                                                                                         ===========

                 See accompanying notes to financial statements

------

            STATEMENT OF ASSETS AND LIABILITIES
            MARCH 31, 1997 (UNAUDITED)
------------------------------

ASSETS:
Investments at market value (identified cost $7,299,004) (Notes 2A and 3)..........................  $7,671,088
Cash...............................................................................................       1,951
Receivable for:
  Interest.........................................................................................     181,684
  Fund shares sold.................................................................................      10,000
Deferred organization expenses (Note 2F)...........................................................      66,110
Prepaid expenses...................................................................................      15,322
                                                                                                     ----------
     Total Assets..................................................................................   7,946,155
                                                                                                     ----------
LIABILITIES:
Payable for fund shares redeemed...................................................................     125,114
Accrued expenses...................................................................................      20,816
                                                                                                     ----------
     Total Liabilities.............................................................................     145,930
                                                                                                     ----------
NET ASSETS.........................................................................................  $7,800,225
                                                                                                     ==========
CLASS A SHARES:
Net assets (Applicable to 28,954 shares; unlimited number of shares of beneficial interest authorized without par value)....................................................................  $  196,697
                                                                                                     ==========
Net asset value and redemption price per share ($196,697/28,954 shares)............................  $     6.79
                                                                                                     ==========
Offering price per share (100/96.5 of $6.79)*......................................................  $     7.04
                                                                                                     ==========
CLASS B SHARES:
Net assets (Applicable to 1,096,556 shares; unlimited number of shares of beneficial interest authorized without par value)....................................................................  $7,139,924
                                                                                                     ==========
Net asset value, offering and redemption price per share
  ($7,139,924/1,096,556 shares)....................................................................  $     6.51
                                                                                                     ==========
CLASS C SHARES:
Net assets (Applicable to 71,581 shares; unlimited number of shares of beneficial interest authorized without par value)....................................................................  $  463,604
                                                                                                     ==========
Net asset value, offering and redemption price per share
  ($463,604/71,581 shares).........................................................................  $     6.48
                                                                                                     ==========

------------------
* The offering price is reduced on purchases in excess of $100,000.

Net assets at March 31, 1997 consisted of:
           Paid-in capital............................................................     $8,186,108
           Accumulated net investment deficit.........................................        (43,395)
           Accumulated net realized losses on investments.............................       (714,572)
           Unrealized appreciation of investments.....................................        372,084
                                                                                           ----------
                                                                                           $7,800,225
                                                                                           ==========

                 See accompanying notes to financial statements

------

            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
------------------------------

INVESTMENT INCOME:
INCOME:
  Interest...........................................................................................     $454,254
                                                                                                          --------
EXPENSES:
  Distribution expenses (Note 4).....................................................................       45,998
  Management fees (Note 5)...........................................................................       33,553
  Transfer agent fees................................................................................       29,475
  Accounting services................................................................................       22,767
  Amortization of organization expenses (Note 2F)....................................................       20,781
  Professional fees..................................................................................       15,191
  Registration and filing fees.......................................................................       18,913
  Custodian fees.....................................................................................        7,439
  Insurance expense..................................................................................        8,862
  Administration fees (Note 5).......................................................................        5,162
  Shareholder reports................................................................................        7,698
  Miscellaneous expenses.............................................................................        1,723
  Trustees' fees.....................................................................................        2,465
                                                                                                          --------
     Total expenses..................................................................................      220,027
  Expenses waived (Note 5)...........................................................................      (21,231)
                                                                                                          --------
     Net expenses....................................................................................      198,796
                                                                                                          --------
     Net investment income...........................................................................      255,458
                                                                                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments...................................................................      539,711
  Decrease in unrealized appreciation of investments.................................................     (338,263)
                                                                                                           -------
  Net realized and unrealized gain on investments....................................................      201,448
                                                                                                          --------
  Net increase in net assets resulting from operations...............................................     $456,906
                                                                                                          ========

                 See accompanying notes to financial statements

------

            STATEMENT OF CHANGES IN NET ASSETS
------------------------------

                                                                             SIX MONTHS ENDED
                                                                              MARCH 31, 1997       YEAR ENDED
                                                                               (UNAUDITED)     SEPTEMBER 30, 1996
                                                                             ----------------  ------------------
OPERATIONS:
  Net investment income....................................................      $   255,458        $ 1,181,127
  Net realized gain on investments.........................................          539,711          1,449,373
  Net realized loss on foreign currency transactions.......................               --           (186,521)
  Increase (decrease) in unrealized appreciation of investments and foreign
     currencies............................................................         (338,263)           420,669
                                                                                  ----------        -----------
  Net increase in net assets resulting from operations.....................          456,906          2,864,648

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income.................................         (276,239)          (994,606)
  Distributions in excess of net investment income.........................          (22,614)          (264,101)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from change in outstanding shares (a):
       Class A shares......................................................          (21,934)           (21,358)
       Class B shares......................................................       (4,314,547)        (5,292,330)
       Class C shares......................................................          (38,302)        (2,856,136)
                                                                                  ----------        -----------
          Total decrease...................................................       (4,216,730)        (6,563,883)

NET ASSETS:
Beginning of the period....................................................       12,016,955         18,580,838
                                                                                  ----------        -----------
End of the period (including accumulated net investment deficit of $43,395
  and $0, respectively)....................................................       $7,800,225        $12,016,955
                                                                                  ==========        ===========

                 See accompanying notes to financial statements

------

(A) A SUMMARY OF CAPITAL SHARE TRANSACTIONS FOLLOWS:


                                                                       SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
                                                                       -------------------------------------------
                                                                        CLASS A       CLASS B         CLASS C
                                                                       ----------  --------------  --------------
SHARES:
Shares sold..........................................................          33           3,226           1,541
Shares issued in payment of distributions
  to shareholders....................................................         281          15,075           1,243
                                                                       ----------  --------------  --------------
                                                                              314          18,301           2,784
Shares redeemed......................................................      (3,521)       (673,265)         (8,759)
                                                                       ----------  --------------  --------------
       Net decrease..................................................      (3,207)       (654,964)         (5,975)
                                                                       ==========  ==============  ==============


DOLLARS:
Shares sold..........................................................  $      225  $       21,173  $       10,065
Shares issued in payment of distributions
  to shareholders....................................................       1,921          98,644           8,087
                                                                       ----------  --------------  --------------
                                                                            2,146         119,817          18,152
Shares redeemed......................................................     (24,080)     (4,434,364)        (56,454)
                                                                       ----------  --------------  --------------
       Net decrease..................................................  ($  21,934) ($   4,314,547) ($      38,302)
                                                                       ==========  ==============  ==============

                                                                             YEAR ENDED SEPTEMBER 30, 1996
                                                                       ------------------------------------------
                                                                        CLASS A       CLASS B         CLASS C
                                                                       ----------  --------------  --------------
SHARES:
Shares sold..........................................................       9,039          82,240           1,095
Shares issued in payment of distributions
  to shareholders....................................................         770          64,311           6,071
                                                                       ----------  --------------  --------------
                                                                            9,809         146,551           7,166
Shares redeemed......................................................     (13,657)     (1,029,941)       (480,937)
                                                                       ----------  --------------  --------------
       Net decrease..................................................      (3,848)       (883,390)       (473,771)
                                                                       ==========  ==============  ==============

DOLLARS:
Shares sold..........................................................  $   55,859  $      483,243  $        6,140
Shares issued in payment of distributions
  to shareholders....................................................       4,682         377,849          35,551
                                                                       ----------  --------------  --------------
                                                                           60,541         861,092          41,691
Shares redeemed......................................................     (81,899)     (6,153,422)     (2,897,827)
                                                                       ----------  --------------  --------------
       Net decrease..................................................  ($  21,358) ($   5,292,330) ($   2,856,136)
                                                                       ==========  ==============  ==============

                 See accompanying notes to financial statements

------

    7


                              FINANCIAL HIGHLIGHTS
                                 CLASS A SHARES
                         ------------------------------

                (For a Share Outstanding Throughout Each Period)

                                              SIX MONTHS                                          FEBRUARY 28,
                                                 ENDED                                               1994*
                                               MARCH 31,       YEAR ENDED        YEAR ENDED            TO
                                                 1997        SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                              (UNAUDITED)         1996              1995              1994
                                             -------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.......   $      6.73      $     5.99        $     6.91        $     7.35
                                              -----------      ----------        ----------        ----------
Income (loss) from investment operations--
  Net investment income....................          0.19            0.50(a)           0.51              0.14
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions...........................          0.08            0.74(a)          (0.92)            (0.32)
                                              -----------      ----------        ----------        ----------
      Total from investment
         operations........................          0.27            1.24             (0.41)            (0.18)
                                              -----------      ----------        ----------        ----------
Less distributions--
  Distributions from net investment
    income.................................         (0.19)          (0.44)               --             (0.14)
  Distributions in excess of net investment
    income.................................         (0.02)          (0.06)            (0.51)            (0.12)
                                              -----------      ----------        ----------        ----------
      Total distributions..................         (0.21)          (0.50)            (0.51)            (0.26)
                                              -----------      ----------        ----------        ----------
Net asset value, end of period.............   $      6.79      $     6.73        $     5.99        $     6.91
                                              ===========      ==========        ==========        ==========
TOTAL RETURN (EXCLUDES SALES CHARGES)......         4.09%          21.95%            (5.68%)           (2.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..................   $   196,697      $  216,386        $  215,633        $  364,402
Ratio to average net assets
  Expenses (excluding interest expense)--
    Before expense waiver..................         3.57%(b)         2.87%            2.97%             2.86%(b)
    After expense waiver...................         2.96%(b)         2.50%            2.50%             1.41%(b)
  Net investment income (excluding interest
    expense)--
    Before expense waiver..................         5.23%(b)         7.91%            9.07%             9.42%(b)
    After expense waiver...................         5.84%(b)         8.28%            9.54%            10.87%(b)
Interest expense...........................            --              --             0.87%             1.83%(b)
Portfolio turnover rate....................           69%            235%              204%              407%
Average daily borrowing outstanding during
  period...................................            --              --        $   40,036        $   87,049
Average daily shares outstanding during
  period...................................            --              --            48,764            35,151
Average daily borrowings outstanding per
  share during period......................            --              --             $0.82             $2.48


------------------
* Date of initial public offering.
(a) Based upon average shares outstanding throughout the period.
(b) Annualized.

                 See accompanying notes to financial statements

------
    8

                              FINANCIAL HIGHLIGHTS
                                 CLASS B SHARES
                         ------------------------------

                (For a Share Outstanding Throughout Each Period)

                                              SIX MONTHS                                          FEBRUARY 28,
                                                 ENDED                                               1994*
                                               MARCH 31,       YEAR ENDED        YEAR ENDED            TO
                                                 1997        SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                              (UNAUDITED)         1996              1995              1994
                                             -------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.......   $      6.45    $         5.77    $         6.65    $         7.35
                                              -----------    --------------    --------------    --------------
Income (loss) from investment operations--
  Net investment income....................          0.14              0.44(a)            0.50             0.28
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions...........................          0.10              0.69(a)           (0.88)           (0.46)
                                              -----------    --------------    --------------    --------------
      Total from investment operations.....          0.24              1.13             (0.38)            (0.18)
                                              -----------    --------------    --------------    --------------
Less distributions--
  Distributions from net investment
    income.................................         (0.14)            (0.36)               --             (0.28)
  Distributions in excess of net investment
    income.................................         (0.04)            (0.09)            (0.50)            (0.24)
                                              -----------    --------------    --------------    --------------
    Total distributions....................         (0.18)            (0.45)            (0.50)            (0.52)
                                              -----------    --------------    --------------    --------------
Net asset value, end of period.............   $      6.51    $         6.45    $         5.77    $         6.65
                                              ===========    ==============    ==============    ==============
TOTAL RETURN (EXCLUDES SALES CHARGES)......         3.75%            20.63%            (5.55%)           (2.48%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..................   $ 7,139,924    $   11,303,444    $   15,194,572    $   17,001,490
Ratio to average net assets
  Expenses (excluding interest expense)--
    Before expense waiver..................         4.22%(b)           3.62%            3.11%             3.61%(b)
    After expense waiver...................         3.86%(b)           3.46%            2.62%             1.75%(b)
  Net investment income (excluding interest
    expense)--
    Before expense waiver..................         4.58%(b)           7.16%            8.84%             8.14%(b)
    After expense waiver...................         4.94%(b)           7.33%            9.33%            10.00%(b)
Interest expense...........................            --                --             0.78%             1.69%(b)
Portfolio turnover rate....................           69%              235%              204%              407%
Average daily borrowing outstanding during
  period...................................            --                --    $    2,111,536    $    4,404,462
Average daily shares outstanding during
  period...................................            --                --         3,008,143         1,848,041
Average daily borrowings outstanding per
  share during period......................            --                --             $0.70             $2.38


------------------
* Date of initial public offering.
(a) Based upon average shares outstanding throughout the period.
(b) Annualized.

                 See accompanying notes to financial statements

------
    9

                              FINANCIAL HIGHLIGHTS
                                 CLASS C SHARES
                         ------------------------------

                (For a Share Outstanding Throughout Each Period)

                                              SIX MONTHS                                          FEBRUARY 28,
                                                 ENDED                                               1994*
                                               MARCH 31,       YEAR ENDED        YEAR ENDED            TO
                                                 1997        SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                              (UNAUDITED)         1996              1995              1994
                                             -------------  ----------------  ----------------  ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.......   $      6.41      $     5.75       $       6.65      $       7.35
                                              -----------      ----------       ------------      ------------
Income (loss) from investment operations--
  Net investment income....................          0.17            0.46(a)            0.49              0.28
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions...........................          0.08            0.65(a)           (0.89)            (0.46)
                                              -----------      ----------       ------------      ------------
      Total from investment operations.....          0.25            1.11              (0.40)            (0.18)
                                              -----------      ----------       ------------      ------------
Less distributions--
  Distributions from net investment
    income.................................         (0.17)          (0.34)                --             (0.28)
  Distributions in excess of net investment
    income.................................         (0.01)          (0.11)             (0.50)            (0.24)
                                              -----------      ----------       ------------      ------------
      Total distributions..................         (0.18)          (0.45)             (0.50)            (0.52)
                                              -----------      ----------       ------------      ------------
Net asset value, end of period.............   $      6.48      $     6.41       $       5.75      $       6.65
                                              ===========      ==========       ============      ============
TOTAL RETURN (EXCLUDES SALES CHARGES)......         3.94%          20.34%             (5.86%)           (2.48%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..................   $   463,604      $  497,125       $  3,170,633      $  4,987,379
Ratio to average net assets
  Expenses (excluding interest expense)--
    Before expense waiver..................         4.32%(b)         3.62%             3.10%             3.61%(b)
    After expense waiver...................         3.96%(b)         3.46%             2.62%             1.82%(b)
  Net investment income (excluding interest
    expense)--
    Before expense waiver..................         4.48%(b)         7.16%             8.91%             8.32%(b)
    After expense waiver...................         4.84%(b)         7.33%             9.40%            10.11%(b)
Interest expense...........................            --              --              0.83%             1.74%(b)
Portfolio turnover rate....................           69%            235%               204%              407%
Average daily borrowing outstanding during
  period...................................            --              --       $    481,332      $  1,319,294
Average daily shares outstanding during
  period...................................            --              --            637,550           545,628
Average daily borrowings outstanding per
  share during period......................            --              --              $0.75             $2.42


------------------
* Date of initial public offering.
(a) Based upon average shares outstanding throughout the period.
(b) Annualized.

                 See accompanying notes to financial statements

------
    10

                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 1997 (UNAUDITED)
                         ------------------------------

NOTE 1--ORGANIZATION

Astra Institutional Trust ("the Company"), is registered under the investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is authorized to issue shares in separate series. The Company currently offers three classes of shares (the "Class A Shares", the "Class B Shares", and the "Class C Shares") in one non-diversified series, Astra All-Americas Government Income Trust (the "Trust"). The Class A Shares are sold with a front-end sales charge. The Class B and Class C Shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. All classes have identical rights with respect to voting (exclusive of each Classes' distribution arrangement), liquidation and distributions.

The Trust's investment objective is to seek the highest level of current income, consistent with what Astra Management Corporation (the "Manager") considers to be reasonable investment risk, available through investment in a portfolio of
(i) debt securities issued or guaranteed by the governments of the United States and other North and South American countries and (ii) investment grade debt securities issued by corporations in these countries. There can be no assurance that the Trust's investment objective will be achieved.

The Trust may incur indebtedness for the purpose of acquiring additional portfolio investments (known as "leverage"). Leverage is a speculative technique in that it will increase the Trust's exposure to capital risk and may result in higher volatility in the net asset value of the Trust's shares. There can be no assurance that a leveraging strategy will be successful during periods in which it is employed.

The Trust commenced operations on November 1, 1993, the date on which it began investing in accordance with its registration statement. At such time only Class B Shares and Class C Shares were offered for sale. On February 28, 1994, Class A Shares were offered for sale.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in accordance with generally accepted accounting principles.

  A. SECURITY VALUATION. The securities held in the Trust's portfolio are valued by using market quotations, or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities of the Trust which are traded both on an exchange and in the over-the-counter market are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation will be the last reported sales price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the last available bid and offered prices. Securities for which reliable quotations or pricing services are not readily available and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees of the Company, which procedures may include the delegation of certain responsibilities regarding valuation to the officers of the Company. The officers of the Company report, as necessary, to the Trustees of the Company regarding portfolio valuation determination. Foreign securities are valued on the basis of quotations from the primary market in which they are traded.

  B. CURRENCY TRANSLATION. The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered

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     quotations of the currencies against U.S. dollars on the date of valuation.
     The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

  C. FORWARD CURRENCY CONTRACTS. The Trust may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the forward currency contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.

     Investments in forward currency contracts may expose the Trust to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

  D. FEDERAL INCOME TAXES. The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  E. SECURITY TRANSACTIONS, INCOME, DIVIDENDS AND DISTRIBUTIONS. As is common in the industry, security transactions are recorded on the trade date. Interest income is accrued as earned. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust intends to declare and pay monthly dividends.

     The character of distributions paid to shareholders is determined by reference to income as determined for income tax purposes (after giving appropriate effect to temporary differences between the financial reporting and tax basis of assets and liabilities) rather than income as determined for financial reporting purposes.

     Distributions paid to shareholders during the period ended March 31, 1997 and year ended September 30, 1996 exceeded net investment income as determined for income tax purposes as a result of the characterization of realized foreign currency losses and certain non-deductible operating expenses.

  F. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred by the Company in connection with the organization and registration of the Trust's shares will be borne by the Trust and are being amortized to expense on a straight-line basis over a period of five years.

  G. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3--INVESTMENTS

For the six months ended March 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, were $9,912,003 and $14,150,991, respectively.

At September 30, 1996 the Trust had a capital loss carryforward for federal income tax purposes of $1,254,283 which expires on September 30, 2003.

NOTE 4--DISTRIBUTION PLANS

CLASS A SHARES. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act the ("Class A Plan"), whereby it may pay up to a maximum annual rate of
 .25% of the average net assets of the Class A Shares to Astra Fund Distributors Corp. ("Distributors"), the principal underwriter (the "Principal Underwriter"), for expenses incurred in the distribution of the Trust's Class A

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Shares. Pursuant to the Plan, Distributors is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the Trust's Class A Shares, including the printing of prospectuses and reports used for sales purposes, expenses for preparation and printing of sales literature and other related expenses, including any distribution or service fees paid to securities dealers or institutions who have executed a distribution or service agreement with Distributors. During the six months ended March 31, 1997, Distributors was reimbursed $258 for distribution costs incurred under the Class A Plan.

The plan permits Distributors to carry forward for a maximum of three years (without carrying charges) distribution expenses from prior years covered by the Plan for which Distributors has not received reimbursement. At March 31, 1997, Distributors had incurred $17,568 of distribution expenses in excess of amounts currently reimbursable by the Trust pursuant to the Class A Plan. In the event that the Plan is terminated in accordance with its terms, the obligation of the Trust to make payments to Distributors pursuant to the Class A Plan will cease and the Trust will not be required to make any payments for expenses incurred after termination.

CLASS B AND CLASS C SHARES. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act (the "Class B Plan" and the "Class C Plan"), whereby it will provide daily compensation to Distributors in the form of sales commissions equal to 5% of the amount received by the Trust for each Class B Share sold and 4% of the amount received for each Class C Share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of .75% of the average net assets of the Class B and Class C Shares, respectively. During the six months ended March 31, 1997, daily compensation paid to Distributors was $31,356 and $1,737 for the Class B and Class C Shares, respectively.

Uncovered Distribution Charges consist of cumulative sales commissions, interest fees and Exchange-In Charges, reduced by cumulative daily compensation, contingent deferred sales charges (See Note 7) and Exchange-Out Charges. Exchange-In Charges and Exchange-Out Charges represent a pro-rata portion of the Uncovered Distribution Charges existing on the date of eligible shareholder exchanges in or out of the Trust. At March 31, 1997, such Uncovered Distribution Charges amounted to $174,603 for the Class C Plan.

On March 1, 1997, Class B Shares had no Uncovered Distribution Charges pursuant to the Class B Plan and accordingly, discontinued the accrual of daily compensation payments. The Class B Plan also contains provisions which contractually obligate the Principal Underwriter to reduce the Trust's investment management fee to the extent it has collected contingent deferred sales charges from redeeming shareholders when there were no such Uncovered Distribution Charges. During the six months ended March 31, 1997, such reduction amounted to $2,579.

The Class B and Class C Plans also provide for the payment to Distributors of a trail or maintenance fee, accrued daily and paid monthly, in an amount equal to an annual rate of .25% of average daily net assets of the Class B and Class C Shares, respectively. During the six months ended March 31, 1997, maintenance fees paid to Distributors amounted to $12,068 and $579 for the Class B and Class C Plans, respectively.

NOTE 5--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Trust with investment management services pursuant to an Investment Management Agreement. The Manager furnishes investment management services, including furnishing requisite office space and personnel, and in general supervising and managing the Trust's portfolio subject to the ultimate supervision and direction of the Company's Trustees. As compensation for its services, the Manager is paid a monthly fee which is equal to the annual rate of
 .65% of the Trust's average daily gross assets. Gross assets for purposes of calculating such fee consist of average daily net assets increased by average daily debt outstanding.

Pursuant to the Investment Management Agreement, the Manager will reduce its aggregate

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fees for any fiscal year, or reimburse the Trust, to the extent required so that the Trust's expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Trust's shares are registered or qualified for sale. During the six months ended March 31, 1997, the Manager reimbursed $18,394 of expenses of the Trust pursuant to these expense limitation provisions. Effective January 1, 1997, these expense limitation provisions are no longer applicable to the Trust.

The Manager has voluntarily agreed to further limit the Trust's aggregate operating expenses during the six months ended March 31, 1997, resulting in a waiver of expenses in the amount of $258.

Atlas Holdings Group, Inc., (the "Administrator"), provides the Trust with administrative services pursuant to an Administration Agreement. These administrative services include supervising the preparation of all documents required for compliance by the Trust with applicable laws and regulations, supervising and maintenance of books and records, and other general and administrative responsibilities. As compensation for its services, the Administrator is paid a monthly fee which is equal to the annual rate of .10% of the Trust's average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors of the Manager, Distributors and Administrator which are affiliated companies.

NOTE 6--BORROWINGS

BANK LOAN. The Trust has entered into a Loan and Pledge Agreement (the "Agreement") with a bank. Pursuant to the Agreement, the Trust may borrow an amount not to exceed the lesser of $50 million or the maximum borrowing permitted under the 1940 Act. All borrowings under the Agreement will be collateralized by securities pledged to the bank. The bank will lend up to a specified percentage of the market value of the pledged securities. The percentage varies depending upon the type of pledged securities but currently will not exceed 93%. All borrowings are due upon demand and bear interest at LIBOR plus 1% payable monthly. During the six months ended March 31, 1997, the Trust had no balances outstanding pursuant to this Agreement.

REVERSE REPURCHASE AGREEMENTS. The Trust has entered into a Master Repurchase Agreement (the "Agreement") with a bank. The Agreement provides that the Trust may periodically enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale and delivery of securities by the Trust to the bank coupled with an agreement to buy the securities back at a later date at an agreed price. The Trust pays the bank a fixed rate of interest for the use of the funds for the term of the reverse repurchase agreement. During the six months ended March 31, 1997, the Trust did not enter into any Reverse Repurchase Agreements.

NOTE 7--CONTINGENT DEFERRED SALES CHARGES

Class B and Class C Shares redeemed within certain periods after purchase will be subject to a contingent deferred sales charge ("CDSC"). Redemption proceeds will be applied first against shares not subject to the CDSC for purposes of calculating the applicable CDSC. The CDSC will not be imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation in the value of the shares acquired. The CDSC is paid by the redeeming shareholder to Distributors and is imposed at the following rates:


YEAR OF REDEMPTION                   CLASS B    CLASS C
AFTER PURCHASING                      CDSC       CDSC
----------------------------------  ---------  ---------
First.............................      4.00%      1.50%
Second............................      3.00%      0.00%
Third.............................      2.00%      0.00%
Fourth............................      1.00%      0.00%
Fifth and thereafter..............      0.00%      0.00%

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ASTRA
ALL-AMERICAS
GOVERNMENT
INCOME TRUST
SEMI-ANNUAL REPORT
MARCH 31, 1997


Astra Group
Family of Funds

Adjustable-Income Funds

Astra Adjustable U.S. Government Securities Trust I
Astra Adjustable U.S. Government Securities Trust I-A
Astra Adjustable U.S. Government Securities Trust II
Astra Adjustable U.S. Government Securities Trust IV
Astra Adjustable Rate Securities Trust I
Astra Adjustable Rate Securities Trust I-A
Astra Adjustable Rate Securities Trust IV

Fixed-Income Funds

Astra All-Americas Government Income Trust
Astra Short-Term Multi-Market Income Fund I
Astra Short-Term Multi-Market Income Fund II








Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.


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                                     [LOGO]

                                     ASTRA

11400 W. Olympic Blvd.
Suite 200
Los Angeles, CA 90064

ASTRA ALL-AMERICAS GOVERNMENT
INCOME TRUST

Investment Manager
Astra Management Corp.
11400 W. Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-310-445-8850

Principal Underwriter
Astra Fund Distributors Corp.
11400 W. Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-310-445-8850

Shareholder Servicing Agent
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

Transfer Agent
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes details regarding the Trust's objectives, policies, sales commissions and other information.

AAG 597 1.5       AST 703187